Segment, Geographic and Other Revenue Information - Narrative (Detail) (USD $) In Millions, unless otherwise specified	108 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2013 Operating_Segment	Dec. 31, 2012	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member] United States	Dec. 31, 2013 Sales Revenue Exceeded 500 Million outside the U.S. [Member] Country	Dec. 31, 2012 Sales Revenue Exceeded 500 Million outside the U.S. [Member] Country	Dec. 31, 2011 Sales Revenue Exceeded 500 Million outside the U.S. [Member] Country	Dec. 31, 2013 Customer Concentration Risk [Member] Domestic Wholesaler one [Member]	Dec. 31, 2012 Customer Concentration Risk [Member] Domestic Wholesaler one [Member]	Dec. 31, 2013 Customer Concentration Risk [Member] Domestic Wholesaler two [Member]	Dec. 31, 2012 Customer Concentration Risk [Member] Domestic Wholesaler two [Member]	Dec. 31, 2013 Customer Concentration Risk [Member] Domestic Wholesaler three [Member]	Dec. 31, 2012 Customer Concentration Risk [Member] Domestic Wholesaler three [Member]	Dec. 31, 2013 Customer Concentration Risk [Member] Three largest U.S. wholesaler customers [Member] Customer	Dec. 31, 2012 Customer Concentration Risk [Member] Three largest U.S. wholesaler customers [Member]
Segment Reporting Information [Line Items]
Number of operating segments (in operating segments)	4
Total assets	$ 172,101	$ 185,798
Base concentration of revenue amount			$ 500
Number of countries outside the U.S					12	14	16
Percentage of Total Revenues, by Country				10.00%
Percentage of total revenues, by customer								12.00%	13.00%	9.00%	10.00%	8.00%	8.00%
Percentage of total accounts receivable														20.00%	18.00%
Number of largest US customers														3